Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current	R$ 2,616,406	R$ 2,245,960
Noncurrent	16,919,944	16,712,711
Total	19,536,350	18,958,671	R$ 17,723,836	R$ 17,258,624
Local Currency [member]
IfrsStatementLineItems [Line Items]
Current	2,366,705	1,933,373
Noncurrent	14,423,754	14,249,540
Total	16,790,459	16,182,913	14,427,683	13,710,762
Local Currency [member] | 12th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	45,450	45,450
Noncurrent	22,385	67,681
Total	67,835	113,131
Local Currency [member] | 17th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current		144,632
Noncurrent
Total		144,632
Local Currency [member] | 18th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	46,962	49,937
Noncurrent		45,649
Total	46,962	95,586
Local Currency [member] | 22th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	170,957	199,901
Noncurrent	170,616	326,433
Total	341,573	526,334
Local Currency [member] | 23th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	490,810
Noncurrent	374,279	864,910
Total	865,089	864,910
Local Currency [member] | 24th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	512,122	488,478
Total	512,122	488,478
Local Currency [member] | 26th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	1,302,042	1,239,645
Total	1,302,042	1,239,645
Local Currency [member] | 27th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	200,000	299,614
Noncurrent	498,634	698,339
Total	698,634	997,953
Local Currency [member] | 28th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	127,715
Noncurrent	1,070,457	1,197,756
Total	1,198,172	1,197,756
Local Currency [member] | 29th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	1,314,136	1,275,295
Total	1,314,136	1,275,295
Local Currency [member] | 30th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	125,000
Noncurrent	873,231	998,110
Total	998,231	998,110
Local Currency [member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Current	108,210	99,767
Noncurrent	1,508,275	1,422,145
Total	1,616,485	1,521,912
Local Currency [member] | Brazilian Development Bank - BNDES PAC [member]
IfrsStatementLineItems [Line Items]
Current		6,736
Noncurrent
Total		6,736
Local Currency [member] | Brazilian Development Bank - BNDES PAC II 9751 [member]
IfrsStatementLineItems [Line Items]
Current	7,286	7,214
Noncurrent	16,316	23,344
Total	23,602	30,558
Local Currency [member] | Brazilian Development Bank - BNDES PAC II 9752 [member]
IfrsStatementLineItems [Line Items]
Current	4,936	4,887
Noncurrent	11,107	15,884
Total	16,043	20,771
Local Currency [member] | Brazilian Development Bank - BNDES ONDA LIMPA [member]
IfrsStatementLineItems [Line Items]
Current	27,219	26,949
Noncurrent	6,766	33,617
Total	33,985	60,566
Local Currency [member] | Brazilian Development Bank - BNDES TIET III [member]
IfrsStatementLineItems [Line Items]
Current	200,693	154,437
Noncurrent	652,175	656,264
Total	852,868	810,701
Local Currency [member] | Brazilian Devel opment Bank - BNDEST 2015 [member]
IfrsStatementLineItems [Line Items]
Current	34,146	33,807
Noncurrent	360,021	390,127
Total	394,167	423,934
Local Currency [member] | Brazilian Development Bank - BNDES 2014 [Member]
IfrsStatementLineItems [Line Items]
Current	6,638	6,572
Noncurrent	10,107	16,525
Total	16,745	23,097
Local Currency [member] | Inter-American Development Bank - BID 2202 [Member]
IfrsStatementLineItems [Line Items]
Current	181,349	181,349
Noncurrent	1,983,615	2,164,009
Total	2,164,964	2,345,358
Local Currency [member] | Inter-American Development Bank - BID INVEST [member]
IfrsStatementLineItems [Line Items]
Current	39,550	37,340
Noncurrent	814,840	853,725
Total	854,390	891,065
Local Currency [member] | Inter-American Development Bank - BID INVEST 2022 [member]
IfrsStatementLineItems [Line Items]
Current	14,100	14,100
Noncurrent	438,241	452,085
Total	452,341	466,185
Local Currency [member] | Inter American Development Bank B I D I N V E S T 2023 [Member]
IfrsStatementLineItems [Line Items]
Current	14,100
Noncurrent	447,791
Total	461,891
Local Currency [member] | International Finance Corporation I F C 2022 [Member]
IfrsStatementLineItems [Line Items]
Current	22,800	80,000
Noncurrent	713,910	670,996
Total	736,710	750,996
Local Currency [member] | International Finance Corporation I F C 2023 [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	986,651
Total	986,651
Local Currency [member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
Current	49,884	44,453
Noncurrent	259,326	313,391
Total	309,210	357,844	397,311	428,743
Local Currency [member] | Leases (Others) [Member]
IfrsStatementLineItems [Line Items]
Current	68,499	72,109
Noncurrent	73,801	29,265
Total	142,300	101,374	125,969	45,876
Local Currency [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current	3,003	6,241
Noncurrent	2,910	5,867
Total	5,913	12,108
Local Currency [member] | Interest and charges [Member]
IfrsStatementLineItems [Line Items]
Current	377,398	417,878
Noncurrent	(0)	(0)
Total	377,398	417,878
Foreign currency
IfrsStatementLineItems [Line Items]
Current	249,701	312,587
Noncurrent	2,496,190	2,463,171
Total	2,745,891	2,775,758	R$ 3,296,153	R$ 3,547,862
Foreign currency | Interest and charges [Member]
IfrsStatementLineItems [Line Items]
Current	23,677	17,487
Noncurrent
Total	23,677	17,487
Foreign currency | Inter American Development Bank B I D 1212 [Member]
IfrsStatementLineItems [Line Items]
Current	49,759	53,628
Noncurrent	49,759	107,256
Total	99,518	160,884
Foreign currency | Inter American Development Bank B I D 4623 [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	712,449	367,441
Total	712,449	367,441
Foreign currency | International Bank Of Reconstruction And Development B I R Ds 7662e 8906 [Member]
IfrsStatementLineItems [Line Items]
Current	29,433	31,722
Noncurrent	477,554	365,648
Total	506,987	397,370
Foreign currency | J I C A 15 [Member]
IfrsStatementLineItems [Line Items]
Current	39,437	45,602
Noncurrent	197,180	273,610
Total	236,617	319,212
Foreign currency | J I C A 18 [Member]
IfrsStatementLineItems [Line Items]
Current	35,457	41,001
Noncurrent	177,168	245,865
Total	212,625	286,866
Foreign currency | J I C A 17 [Member]
IfrsStatementLineItems [Line Items]
Current	9,879	11,424
Noncurrent	107,880	136,227
Total	117,759	147,651
Foreign currency | J I C A 19 [Member]
IfrsStatementLineItems [Line Items]
Current	62,059	71,761
Noncurrent	774,200	967,124
Total	836,259	1,038,885
Foreign currency | B I D 1983 A B 2 [Member]
IfrsStatementLineItems [Line Items]
Current		39,962
Noncurrent
Total		R$ 39,962